UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            12/31/2006

Check here if Amendment [  ]; Amendment Number:________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                              Name:      Leucadia National Corporation
                              Address:   315 Park Avenue South, 20th Floor
                                         New York, NY 10010

Form 13F File Number:          028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Joseph A. Orlando
Title:          Vice President and Chief Financial Officer
Phone:          212-460-1900

Signature, Place, and Date of Signing:

Joseph A. Orlando                        New York, NY          FEBRUARY 13, 2007
--------------------------------      -----------------       ------------------
    [SIGNATURE]                         [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
Form 13F Information Table Entry Total:                        8
Form 13F Information Table Value Total:                 $286,579


List of Other Included Managers:
No.           Form 13F File Number      Name

                           FORM 13F INFORMATION TABLE

[Part 1 of 2]

         Col. 1                 Col. 2              Col. 3         Col. 4           Col. 5
         ------                 ------              ------         ------           ------
                                                                   Value        Shrs or   Sh/
     Name of Issuer         Title of Class           Cusip        (x$1000)      Prn Amt   Prn
     --------------         --------------           -----        --------      -------   ---
Accelrys Inc                      COM              00430U 10 3         210       34,917    SH
ALCATEL-LUCENT                    SPONSORED ADR    013904 30 5         591       41,533    SH
EASTMAN CHEM CO                   COM              277432 10 0     237,600    4,006,077    SH
FEI Co                            COM              30241L 10 9         699       26,515    SH
International Assets Holding Co   COM              459028 10 6      39,763    1,384,985    SH
Symyx Technologies                COM              87155S 10 8         432       20,000    SH
Veeco Instrs Inc Del              COM              922417 10 0         476       25,420    SH
WINN DIXIE STORES INC             COM NEW          974280 30 7       6,808      504,267    SH

[Part 2 of 2]

         Col. 1                          Col. 6      Col. 7                      Col. 8
         ------                          ------      ------                       ------
                                  Put/   Investment     Other               Voting Authority
     Name of Issuer               Call   Discretion   Managers        Sole         Shared       None
     --------------               ----   ----------   --------        ----         ------       ----
Accelrys Inc                                SOLE                    34,917
ALCATEL-LUCENT                              SOLE                    41,533
EASTMAN CHEM CO                             SOLE                 4,006,077
FEI Co                                      SOLE                    26,515
International Assets Holding Co             SOLE                 1,384,985
Symyx Technologies                          SOLE                    20,000
Veeco Instrs Inc Del                        SOLE                    25,420
WINN DIXIE STORES INC                       SOLE                   504,267